UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03877

Z-Seven Fund, Inc.

(Exact name of registrant as specified in charter)

 1819 S. Dobson Road, Suite 207, Mesa, AZ 85202-5656

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

480-897-6214

Date of fiscal year end:

12/31

Date of reporting period:  9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Z-Seven Fund, Inc.
SCHEDULE OF INVESTMENTS
at September 30, 2007 (unaudited)

Investment Securities (a)	Shares	Value
Common Stocks
Biotechnology - 10.74%
Techne Corp. (b)	15,900	$ 1,002,972
		1,002,972
Confection - 8.54%
Lindt & Sprüngli AG	230	797,184
		797,184
Electronic Components - 1.99%
Dialight PLC	60,684	185,453
		185,453
Industrial / Audio Video Products - 2.77%
Ballantyne of Omaha, Inc. (b)	43,705	258,297
		258,297
Information & Research Services - 15.01%
FactSet Research, Inc.	18,200	1,247,610
Forrester Research (b)	6,600	155,562
		1,403,172
Investment Managers - 16.48%
Brewin Dolphin PLC	77,400	289,759
Rathbone Brothers PLC	50,100	1,250,382
		1,540,141
Manufacturing - 3.56%
SKAKO Industries A/S	8,100	332,262
		332,262
Pharmaceuticals - 8.06%
Novartis AG	3,460	190,297
UCB	9,552	562,122
		752,419
Specialty Chemicals - 14.83%
Balchem Corporation	50,350	1,027,643
United Guardian, Inc.	35,000	357,000
		1,384,643
Total Common Stocks - 81.98%
(Cost $3,312,034)		7,656,543

Options	Contracts
Mini Nasdaq 100 Index Puts @ $220, Expire October 2007	140	144,200
Mini Russell 2000 Index Puts @ $90, Expire October 2007	210	191,100
Total Options - 3.59%
(Cost $419,008)		335,300

Short Term Investments
Now Preferred Cash Fund, to yield 4.28%, 10/1/07
Total Short Term Investments - 5.14%
(Cost $479,901)		479,901

Total Investment in Securities - 90.71%
(Cost $4,210,943) (c)		$ 8,471,744

Assets less other liabilities - 9.29%		867,682
Net Assets - 100.00%		$ 9,339,426
(Equivalent to $6.44 per share based on 1,450,249
shares of capital stock outstanding)

(a) Percentages are based on net assets of $9,339,426
(b) Non-income producing investment.
(c)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
(depreciation) of securities as follows:
Unrealized appreciation	$ 4,420,705
Unrealized depreciation	(159,904)
Net unrealized appreciation	$ 4,260,801

Common Stocks by Country
Percent	Percent	Value
United States	52.88%	$ 4,049,084
United Kingdom	22.54%	1,725,594
Switzerland	12.90%	987,481
Belgium	7.34%	562,122
Denmark	4.34%	332,262
	100.00%	$ 7,656,543

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Z-Seven Fund, Inc.

By

*/s/ Barry Ziskin

       Barry Ziskin, President

Date

11/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Barry Ziskin

       Barry Ziskin, President

Date

11/29/07

By

*/s/ Barry Ziskin

       Barry Ziskin, Treasurer

Date

11/29/07